Divestitures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 533	$ 7,627	$ 7,210
Pre-tax income from discontinued operations	112	1,319	1,241
Pre-tax separation charges included within discontinued operations (See Note 2)	8	(278)	(24)
Pre-tax gain on sale of discontinued operations	0	4	170
Income tax benefit (expense)	(16)	(158)	(211)
Income from discontinued operations, net of income taxes	$ 104	$ 887	$ 1,176